Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Earnings per share [Table Text Block]
	Year ended
	December 31,
	2018	2017
Basic and diluted weighted average common shares outstanding	261,271,621	243,500,696